Other Long-Term Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) bbl	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of joint ventures [line items]
Borrowings, interest rate	3.80%			3.80%
Borrowings	$ 18,819,000,000	$ 10,799,000,000
Commercial Paper
Disclosure of joint ventures [line items]
Maximum credit facility				$ 2,500,000,000
Borrowings	$ 672,000,000			$ 467,000,000	$ 0
North West Redwater Partnership
Disclosure of joint ventures [line items]
Toll payer percent for others	75.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture	50.00%
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl	12,500
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
Processing agreement, barrels of bitumen feedstock per date for others | bbl	37,500
Term of commitment to joint venture	40 years
Investments in joint ventures	$ 0
Cumulative unrecognised share of losses of joint ventures	509,000,000	555,000,000
Recovery of unrecognised share of losses of joint ventures	$ 46,000,000		$ 11,000,000
Unrecognised share of losses of joint ventures		4,000,000
North West Redwater Partnership | North West Redwater Partnership
Disclosure of joint ventures [line items]
Barrels of bitumen feedstock processed per day | bbl	50,000
Maximum credit facility	$ 2,150,000,000	3,115,000,000
Borrowings	8,750,000,000	7,950,000,000
North West Redwater Partnership | North West Redwater Partnership | Series A Bonds
Disclosure of joint ventures [line items]
Repayments of credit facility	$ 500,000,000
Borrowings, interest rate	3.20%			3.20%
North West Redwater Partnership | North West Redwater Partnership | Series P Bonds Due June 2034
Disclosure of joint ventures [line items]
Borrowings, interest rate	4.85%			4.85%
Maximum credit facility	$ 700,000,000
North West Redwater Partnership | North West Redwater Partnership | Series Q Bonds Due June 2054
Disclosure of joint ventures [line items]
Borrowings, interest rate	5.08%			5.08%
Maximum credit facility	$ 600,000,000
North West Redwater Partnership | North West Redwater Partnership | Commercial Paper
Disclosure of joint ventures [line items]
Unsecured revolving credit facility	2,000,000,000
Borrowings	1,459,000,000	0
North West Redwater Partnership | North West Redwater Partnership | Revolving Credit Facility
Disclosure of joint ventures [line items]
Maximum credit facility	1,900,000,000	2,175,000,000
North West Redwater Partnership | North West Redwater Partnership | Non-Revolving Credit Facility
Disclosure of joint ventures [line items]
Maximum credit facility	250,000,000	940,000,000
North West Redwater Partnership | North West Redwater Partnership | Syndicated Credit Facility
Disclosure of joint ventures [line items]
Maximum credit facility	1,900,000,000
Reduction in maximum borrowing capacity	275,000,000
Borrowings	251,000,000	2,559,000,000
North West Redwater Partnership | North West Redwater Partnership | Syndicated Credit Facility, Non-Revolving
Disclosure of joint ventures [line items]
Maximum credit facility	250,000,000
Repayments of line of credit facility	657,000,000
North West Redwater Partnership | North West Redwater Partnership | Short term demand operating facility
Disclosure of joint ventures [line items]
Maximum credit facility	300,000,000	300,000,000
Borrowings	103,000,000	77,000,000
North West Redwater Partnership | North West Redwater Partnership | Bilateral Facilities
Disclosure of joint ventures [line items]
Maximum credit facility	$ 300,000,000	$ 150,000,000